Taxation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of components of income tax expense (benefit)

	Six months ended 30 June 2023 unaudited £’000	Six months ended 30 June 2022 unaudited £’000
Income tax credit	288	337

	2022 £’000	2021 £’000	2020 £’000
Current tax credit
Current tax credited to the income statement	825	646	1,144
Taxation payable in respect of foreign subsidiary	–	–	(21)
Adjustment in respect of prior year	7	–	158
Current tax credit	832	646	1,281
Deferred tax credit
Reversal of temporary differences	–	–	–
Total tax credit	832	646	1,281

Schedule of difference between actual tax charge and the standard rate of corporation tax

	2022 £’000	2021 £’000	2020 £’000
Loss before tax	(8,488)	(6,106)	(23,470)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19% (2021: 19%; 2020: 19%)	(1,613)	(1,160)	(4,459)
Expenses not deductible for tax purposes	392	75	596
Income not taxable	(4)	(2)	(75)
Adjustment in respect of prior period	(7)	–	(158)
Surrender of tax losses for R&D tax refund	(357)	(280)	(491)
Deferred tax not recognised	757	721	3,306
Total tax credited to the income statement	(832)	(646)	(1,281)